Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets [Abstract]
Receivable, allowance for doubtful accounts	$ 1,789	$ 1,144,000	$ 1,374,000
Common stock, par value	$ 0.01
Common stock, authorized	100,000,000
Common stock, issued	17,633,116
Common stock, outstanding	17,633,116